Risks and Financial Instruments - Summary of Foreign Exchange Hedging Instruments Designated as Fair Value Hedge (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$ | $		$ 395.0		$ 320.0
Result of hedging instruments - gain/(loss) - R$	R$ 149.2		R$ (143.4)
Fair value adjustment of debt - R$	(28.5)		16.5
Financial expense in the statements of profit or loss - R$	R$ (215.9)		R$ (4.1)
Average effective cost - CDI %	104.40%	104.40%	102.70%	102.70%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount - R$	R$ 806.1		R$ 566.1
Result of hedging instruments - gain/(loss) - R$	25.8		(3.3)
Fair value adjustment of debt - R$	(13.3)		19.1
Financial expense in the statements of profit or loss - R$	R$ (50.2)		R$ (18.5)
Average effective cost - CDI %	95.80%	95.80%	95.20%	95.20%